Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FQUAX
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FQUCX
Managers AMG FQ U.S. Equity Fund (Prospectus Summary) | Managers AMG FQ U.S. Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQFX